Significant Acquisitions and Disposals (Details Narrative) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Nov. 01, 2018
Disclosure of detailed information about business combination [line items]
Goodwill	$ 16,232	$ 17,148	$ 16,976
Greystone Capital Management Inc. [member]
Disclosure of detailed information about business combination [line items]
Acquisition of outstanding equity percentage				100.00%
Acquisition, net purchase consideration				$ 821
Purchase consideration paid in cash				479
Deferred purchase consideration in common shares held in escrow				167
Purchase consideration paid in cash				165
Liabilities acquired				46
Purchase consideration allocated to customer relationship				140
Goodwill				432
Deferred tax liability				37
Greystone Capital Management Inc. [member] | Common shares [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration paid in cash				$ 342
Common shares issued				4.7